Fair value of financial assets and liabilities - Text Details (Detail) - EPD Solutions Ltd [Member]	Dec. 31, 2021	Dec. 31, 2020
Fair value of financial assets and liabilities [Line Items]
Percentage points increase for every milestone		10
Percentage points decrease for every milestone		10
Basis points increase in discount rate		100
Basis points decrease in discount rate		100
Bottom of range [member]
Fair value of financial assets and liabilities [Line Items]
Milestones and discount rates	8
Bottom of range [member] | Milestone [member]
Fair value of financial assets and liabilities [Line Items]
Change in fair value of contingent consideration	(0.11)
Bottom of range [member] | Discount rates [member]
Fair value of financial assets and liabilities [Line Items]
Change in fair value of contingent consideration	(0.04)
Top of range [member]
Fair value of financial assets and liabilities [Line Items]
Milestones and discount rates	9
Top of range [member] | Milestone [member]
Fair value of financial assets and liabilities [Line Items]
Change in fair value of contingent consideration	0.11
Top of range [member] | Discount rates [member]
Fair value of financial assets and liabilities [Line Items]
Change in fair value of contingent consideration		0.04